Employee Severance Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Employee severance benefits		$ 0	$ 0	$ 104,000
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Employee severance benefits				92,000
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 170,000			$ 103,000